Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenues	$ 418,925	$ 244,120	$ 104,143
Cost of services	(216,758)	(113,677)	(44,065)
Gross profit	202,167	130,443	60,078
Technology and development expenses	(6,348)	(3,386)	(2,005)
Sales and marketing expenses	(13,335)	(5,916)	(2,852)
General and administrative expenses	(48,343)	(40,637)	(22,188)
Impairment (loss)/gain on financial assets	(5,534)	(33)	808
Other operating (loss)/gain	(697)	3,367	(2,896)
Operating profit	127,910	83,838	30,945
Finance income	18,078	2,540	502
Finance costs	(24,668)	(544)	(67)
Inflation adjustment	(1,037)	(334)	38
Other results	(7,627)	1,662	473
Profit before income tax	120,283	85,500	31,418
Income tax expense	(11,586)	(7,647)	(3,231)
Profit for the year	108,697	77,853	28,187
Profit attributable to:
Owners of the Group	108,683	77,876	28,184
Non-controlling interest	14	(23)	3
Profit for the year	$ 108,697	$ 77,853	$ 28,187
Earnings per share (in USD)
Basic Earnings per share	$ 0.37	$ 0.27	$ 0.10
Diluted Earnings per share	$ 0.35	$ 0.25	$ 0.10
Items that are or may be reclassified subsequently to profit or loss:
Exchange difference on translation on foreign operations	$ 20	$ 102	$ 37
Other comprehensive income for the year, net of tax	20	102	37
Total comprehensive income for the year	108,717	77,955	28,224
Total comprehensive income for the year is attributable to:
Owners of the Group	108,708	77,969	28,231
Non-controlling interest	9	(14)	(7)
Total comprehensive income for the year	$ 108,717	$ 77,955	$ 28,224